Sextant

(graphic omitted)

Mutual Funds

Fellow Shareowners:

These are the good times. Stocks are surging. The current U.S. economic expansion is the longest in peacetime history. Consumer confidence and unemployment are at the best levels in 30 years. Rising incomes and stock market wealth, plus low inflation, are providing real power to the U.S. economy.

American's net worth — counting everything from savings accounts to stocks to pensions — total over $19 trillion, double the $9.4 trillion in 1992, according to Federal Reserve statistics. The present economic environment is the best since World War II. This strong economy is bolstering earnings at companies in all sectors of the economy, from luxury retailers to basic construction. Technology is selling computers and digital applicances to homes as well as businesses.

While in the midst of prosperity, prudent investors do well to remember that change is the only real constant. Today’s calm economic seas will someday be disturbed by recessions, uncertainties and wars. This is the rational for our four distinctly different Sextant funds, which allow investors to choose the risks of the domestic and international stock markets or the safety of short-term bonds.

For the twelve months ended May 31st, we are pleased to report the Growth Fund has done exceptionally well, and beat its peer measurement by 32%. The Short-Term Bond Fund and Bond Income Fund also both exceeded their Morningstar peer categories. Only the International Fund, which was concentrated in Europe while Asia recovered dramatically this year, has underperformed.

Our Sextant Funds employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. The four Funds pay increased or decreased monthly advisory fees depending on relative performance over the prior 12 months. For the twelve months ended May 31, 1999 comparative total returns are:

Sextant Fund	Total Return	vs. Morningstar	Total Return	12-mo Rank (group size)
Short-Term Bond	4.94%	Short-Term Bonds	4.33%	20 (223)
Bond Income	2.51%	Long-Term Bonds	1.82%	53 (85)
Growth	42.62%	Domestic Growth	10.08%	2 (238)
International	-6.78%	Foreign Stock	-1.00%	85 (597)

The 12-month Rank shows how each Fund ranks (from 1 best to 100 worst) in its Morningstar peer category (please see page 10 for more performance information).

It has been an exciting year so far and we are looking forward to the second half. Thank you for investing with us.

Respectfully,

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

Sextant Short-Term Bond Fund (graphic omitted)		1999 Semi-Annual Report
May 31, 1999	Investments
Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Aerospace - Aircraft (4.1%)
A	McDonnell Douglas /Boeing Capital	9.25% due 04/01/2002	$75,000	$81,015
	Banking (12.1%)
A+	Bank of America	9.375% due 3/01/2001	50,000	52,200
A-	Bankers Trust-NY	9.50% due 6/14/2000	75,000	77,693
A	Harris Bank	9.375% due 6/1/2001	100,000	106,050
	SUB-TOTAL		225,000	235,943
	Cosmetics & Toiletries (3.8%)
BBB	Dial Corporation	6.625% due 6/15/2003	75,000	74,453
	Finance (16.5%)
A-	Aristar	6.75% due 8/15/2001	95,000	96,093
A	Deluxe Corp.	8.55% due 2/15/2001	50,000	51,685
BBB+	Finovia Capital	5.98% due 2/27/2001	75,000	74,077
A	Traveler’s Property and Casualty	6.75% due 4/15/2001	100,000	100,110
	SUB-TOTAL		320,000	321,965
	Food (2.6%)
A-	Coca-Cola Enterprises	7.875% due 2/1/2002	50,000	51,695
	Oil & Gas (10.1%)
AA+	Amoco Canada	7.25% due 12/1/2002	70,000	71,897
A-	Columbia Gas	6.61% due 11/28/2002	50,000	49,715
A-	Fina Oil & Chemical	6.875% due 7/15/2001	75,000	75,915
	SUB-TOTAL		195,000	197,527
	Investment Finance (7.8%)
AA-	Merrill Lynch & Co.	6.00% due 1/15/2001	100,000	100,200
A+	Morgan Stanley	9.375% due 6/15/2001	50,000	53,085
	SUB-TOTAL		150,000	153,285
	Machinery (3.6%)
A-	Ingersol Rand	6.38% due 11/19/2001	70,000	70,028
	Medical - Health Maintenance Org. (3.6%)
A-	Aetna Services	6.75% due 8/15/2001	70,000	70,329
	Paper & Paper Products (5.0%)
A	Westvaco	9.65% due 3/01/2002	90,000	97,101
	Retailing (5.4%)
A	J.C.Penny & Co.	9.05% due 3/1/2001	100,000	104,310
	Telecommunications (8.9%)
A	Northern Telecom	8.75% due 6/12/2001	100,000	104,700
BBB	WorldCom	6.125% due 8/1/2001	70,000	69,531
	SUB-TOTAL		170,000	174,231
	Transportation - Air Freight (3.0%)
BBB	Federal Express	9.875% due 4/1/2002	55,000	58,740
	U.S. Government (4.9%)
AAA	US Treasury Note	6.25% due 10/31/2001	95,000	96,572
Total Investments (91.4%)		(Cost = $1,796,201)	$1,740,000	1,787,194
Other Assets (net of liabilities) (8.6%)				167,582
Total Net Assets (100%)				$1,954,776

1999 Semi-Annual Report (graphic omitted)		Sextant Short-Term Bond Fund (graphic omitted)
Financial Highlights
Selected data per share of capital stock outstanding throughout the period:
	For the six months	For the year ended November 30			Sept. 28. ’95 (incep-
	ended May 31, 1999	1998	1997	1996	ion) to Nov. 30 ’95*
Net asset value at beginning of period	$5.04	$4.99	$5.00	$5.03	$5.00
Income from investment operations
Net investment income	0.13	0.29	0.27	0.25	0.03
Net gains or losses on securities
(both realized and unrealized)	(0.05)	0.05	(0.01)	(0.03)	0.03
Total from investment operations	0.08	0.34	0.26	0.22	0.06
Less distributions
Dividends (from net investment income)	(0.13)	(0.29)	(0.27)	($0.25)	($0.03)
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.13)	(0.29)	(0.27)	(0.25)	(0.03)
Net asset value at end of period	$4.99	$5.04	$4.99	$5.00	$5.03
Total Return	1.48%	6.68%	5.45%	4.85%	1.05%
Ratios / Supplemental Data
Net assets ($000), end of period	$1,954	$1,907	$2,508	$2,016	$878
Ratio of expenses to average net assets†	0.27%	0.48%	0.60%	0.85%	0.23%
Ratio of net investment income to average net assets†	2.51%	5.57%	5.58%	6.30%	0.68%
Portfolio turnover rate	9%	71%	47%	100%	0%

† For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to expenses per share in each period would have been $.01, $.02, $.02, $.02, and $.007. The increase to the ratio of expenses to average monthly net assets would be .18%, .44%, .40%, .52% and .16%, respectively.
					*not annualized

Statement of Assets and Liabilities

As of May 31, 1999
Assets
Bond investments (cost $1,796,201)	$1,787,194
Cash	127,373
Interest receivable	40,356
Total Assets		$1,954,923
Liabilities
Other Liabilities	147
Total Liabilities		147
Net Assets		$1,954,776
Fund Shares outstanding		391,831
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	1,969,767
Accumulated net realized gain (loss) on investments	(6,677)
Unrealized net appreciation on investments	(8,314)
Net Assets applicable to Fund shares outstanding		$1,954,776
Net Asset Value, Offering and Redemption price per share		$4.99

Sextant Short-Term Bond Fund (graphic omitted)		1999 Semi-Annual Report
May 31, 1999	Statement of Operations

For the six months ended May 31, 1999
Investment income
Interest income	$67,480
Amortization of bond premiums	(12,928)
Accretion	28
Gross investment income		$54,580
Expenses
Investment adviser and administrtion fee	5,882
Professional fees	1,658
Filing and registration fees	353
Printing and postage	580
Other expenses	370
Total gross expenses	8,843
Less advisory fee waived	(3,623)
Net expenses		5,220
Net investment income		49,360
Net realized gain on investments
Proceeds from sales	176,303
Less cost of securities sold based on identified cost	174,916
Realized net gain		1,387
Unrealized gain on investments
End of period	(9,006)
Beggining of period	12,156
Decrease in unrealized gain for the period		(21,162)
Net realized and unrealized gain on investments		(19,775)

Net decrease in net assets resulting from operations		$29,585

1999 Semi-Annual Report (graphic omitted)	Sextant Short-Term Bond Fund (graphic omitted)
Statement of Changes in Net Assets
	Six months ended May 31, 1999	Year Ended Nov. 30, 1998
INCREASE IN NET ASSETS
From Operations
Net investment income	$49,360	$110,911
Net realized gain (loss)on investments	1,387	14,155
Net increase in unrealized appreciation	(21,162)	6,692
Net increase in net assets from operations	29,585	131,758
Dividends to Shareoweners from
Net investment income	(48,712)	(111,184)
Capital gains distributions	0	0
	(48,712)	(111,184)
Fund Share Transactions
Proceeds from sales of shares	364,172	1,685,010
Value of shares issued in reinvestment of dividends	48,660	107,840
	412,832	1,792,850
Cost of shares redeemed	(346,928)	(2,413,713)
Net increase in net assets from share transactions	65,904	(620,863)
Total increase (decrease)in net assets	46,777	(600,289)
NET ASSETS
Beginning of period	1,907,999	2,508,288
End of period	$1,954,776	$1,907,999
Shares of the Fund Sold and Redeemed
Number of shares sold	72,295	335,801
Number of shares issued in reinvestment of dividends	9,690	21,460
	81,985	357,261
Number of shares redeemed	(68,863)	(480,944)
Net increase (decrease) in Number of Shares Outstanding	13,122	(123,683)

Sextant Bond Income Fund (graphic omitted)		(graphic omitted) 1999 Semi-Annual Report
May 31, 1999	Investments
Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Banking (17.1%)
A-	Chase Manhatten	7.125% due 6/15/2009	$50,000	$51,050
A	Citicorp	7.25% due 10/15/2011	50,000	51,165
A-	Comerica Bank	7.125% due 12/1/2013	50,000	49,170
AA-	Norwest Financial	6.85% due 7/15/2009	50,000	50,415
	SUB-TOTAL		200,000	201,800
	Building (4.0%)
A+	Lowes	7.00% due 10/15/2023	50,000	46,725
	Computers (2.5%)
BBB	Dell Computer	6.55% due 4/15/2008	30,000	29,214
	Electric Utilities (12.8%)
A+	Alabama Power	7.75% due 2/1/2023	50,000	50,460
BBB	Commonwealth Edison	7.50% due 7/1/2013	50,000	51,955
A+	Southern California Edison	6.90% due 10/1/2018	50,000	48,455
	SUB-TOTAL		150,000	150,870
	Electronics (4.2%)
BBB+	Phillips Electronics	7.25% due 8/15/2013	50,000	52,305
	Insurance (4.4%)
A	Allstate	7.50% due 6/15/2013	50,000	49,635
	Investment Finance (12.7%)
A	Bear Sterns	7.00% due 3/1/2007	50,000	49,580
A	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	48,755
BBB	Paine Webber Group	7.625% due 2/15/2014	50,000	51,030
	SUB-TOTAL		150,000	149,365
	Leisure & Recreation (4.8%)
BBB	Hilton Hotels	8.625% due 4/15/2007	55,000	56,210
	Oil & Gas (8.6%)
A-	ICI Wilmington	7.05% due 9/15/2007	55,000	54,973
A	Texaco Capital	8.625% due 6/30/2010	40,000	46,080
	SUB-TOTAL		95,000	101,053
	Retailing (8.4%)
A	Gap	6.90% due 9/15/2007	50,000	50,727
BBB+	Rite Aid	6.875% due 8/15/2013	50,000	47,690
	SUB-TOTAL		100,000	98,417
	Telecommunications (8.4%)
A+	GTE	6.90% due 11/1/2008	50,000	50,580
BBB	WorldCom	6.40% due 8/15/2005	50,000	48,910
	SUB-TOTAL		100,000	99,490
Total Investments (87.9%)		Cost = $1,054,866	$1,030,000	1,035,084
Other Assets (net of liabilities) (12.1%)				142,808
Total Net Assets (100%)				$1,177,892

*Ratings are the lesser of S&P or Moody’s

1999 Semi-Annual Report (graphic omitted)		Sextant Bond Income (graphic omitted)
Financial Highlights
Selected data per share of capital stock outstanding throughout the period:
	Six months ended	For the year ended November 30
	May 31, 1999	1998	1997	1996	1995	1994
Net asset value at beginning of period	$5.00	$4.83	$4.76	$4.91	$4.39	$5.03
Income from investment operations
Net investment income	0.15	0.29	0.30	0.30	0.24	0.25
Net gains or losses on securities
(both realized and unrealized)	(0.24)	0.17	0.07	(0.12)	0.52	(0.64)
Total from investment operations	(0.09)	0.46	0.37	0.18	0.76	(0.39)
Less distributions
Dividends (from net investment income)
Non-Taxable					(0.236)	(0.25)
Taxable	(0.15)	(0.29)	(0.30)	(0.30)	(0.004)
Distributions (from capital gains)	0.00	0.00	0.00	(0.03)	0.00	0.00
Total distributions	(0.15)	(0.29)	(0.30)	(0.33)	(0.24)	(0.25)
Net asset value at end of period	$4.76	$5.00	$4.83	$4.76	$4.91	$4.39
Total Return	(1.62)%	10.08%	8.24%	4.04%	17.69%	(8.24)%
Ratios / Supplemental Data
Net assets ($000), end of period	$1,177	$1,345	$1,092	$1,201	$1,096	$1,456
Ratio of expenses to average net assets†	0.18%	0.30%	0.47%	0.63%	0.54%	0.41%
Ratio of net investment income to average net assets†	3.06%	6.24%	6.85%	5.96%	5.15%	5.48%
Portfolio turnover rate	10%	0%	51%	75%	77%	74%

† For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting increases to expenses per share in each of the above periods would be $.01, $.03, $.03, $.03, $0.22, and $0.13, respectively. The increase to the ratio of expenses to average monthly net assets would be .29%, .61%, .63%, .70%, .60%, and .51%, respectively.

Statement of Assets and Liabilities

For the six months ended May 31, 1999
Assets
Bond investments (cost $1,054,866)	$1,035,084
Receivable for security sales	103,651
Cash	16,539
Interest receivable	20,174
Insurance deposit	1,221
Total Assets		1,176,669
Liabilities
Other Liabilities	(1,223)
Total Liabilities		(1,223)
Net Assets		$1,177,892
Fund shares outstanding		246,773
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	$1,271,166
Accumulated net realized gain (loss) on investments	(72,646)
Undistributed net income	(846)
Unrealized net appreciation on investments	(19,782)
Net Assets applicable to Fund shares outstanding		$1,177,892
Net Asset Value, Offering and Redemption price per share		$4.76

Sextant Bond Income Fund (graphic omitted)	(graphic omitted) 1999 Semi-Annual Report
Statement of Operations
For the six months ended May 31, 1999
Investment income
Interest income	$42,666
Amortization of bond premiums	(930)
Accretion	32
Gross investment income		$41,768
Expenses
Investment adviser and administration fee	3,802
Professional fees	1,055
Filing and registration fees	501
Printing and postage	396
Other expenses	314
Total gross expenses	6,068
Less advisory fee waived	(3,802)
Net expenses		2,266
Net investment income		39,502
Net realized gain on investments
Proceeds from sales	330,449
Less cost of securities sold based on identified cost	321,279
Realized net gain (loss)		9,170
Unrealized gain (loss) on investments
End of period	(19,782)
Beginning of period	46,314
Increase in unrealized gain for the period		(66,096)
Net realized and unrealized gain (loss) on investments		(56,926)
Net decrease in net assets resulting from operations		$ (17,424)

Statement of Changes in Net Assets

	Six months ended May 31, 1999	Year Ended Nov. 30, 1998
INCREASE IN NET ASSETS
From Operations
Net investment income	$39,502	$78,766
Net realized gain on investments	9,170	0
Net increase (decrease) in unrealized appreciation	(66,096)	42,345
Net increase (decrease) in net assets from operations	(17,424)	121,111
Dividends to Shareoweners from
Net investment income	(39,086)	(78,767)
Capital gains distributions	0	0
	(39,086)	(78,767)
Fund Share Transactions
Proceeds from sales of shares	81,400	331,514
Value of shares issued in reinvestment of dividends	38,471	76,908
	119,871	408,422
Cost of shares redeemed	(230,175)	(198,299)
Net increase (decrease)in net assets from share transactions	(110,304)	210,123
Total increase (decrease)in net assets	(166,814)	252,467
NET ASSETS
Beginning of period	1,344,706	1,092,239
End of period	$1,177,892	$1,344,706
Shares of the Fund Sold and Redeemed
Number of shares sold	16,517	66,905
Number of shares issued in reinvestment of dividends	7,847	15,499
	24,364	82,404
Number of shares redeemed	(46,624)	(39,719)
Net increase (decrease) in Number of Shares Outstanding	(22,260)	42,685

1999 Semi-Annual Report (graphic omitted)	Sextant Growth Fund (graphic omitted)
Investments
Issue	Number of Shares	Cost	Market Value
Common Stocks
Banking (6.1%)
Washington Mutual	4,500	$44,124	$171,844
Computers (13.5%)
Adobe Systems	1,200	50,490	88,950
Apple Computer	2,000	67,473	88,125
America Online	580	14,457	69,165
3Com	1,225	29,726	33,687
Oracle	2,700	37,879	66,994
Phoenix Technologies	3,062	29,148	33,108
SUB-TOTAL		229,173	380,029
Construction (2.6%)
Building Materials Holding	4,000	44,171	46,000
Butler Manufacturing	1,000	31,071	28,125
SUB-TOTAL		75,242	74,125
Electronics (1.2%)
FLIR Systems*	2,500	27,611	33,438
Hotels & Motels (2.7%)
Cavanaughs Hospitality	8,000	62,248	76,500
Investments (25.6%)
Schwab, Charles	6,805	9,117	719,629
Machinery (1.7%)
Regal-Beloit	2,000	52,106	46,500
Medical (12.4%)
Affymetrix	1,000	26,863	35,125
Genentech	1,000	37,225	87,562
Immunex	1,400	48,438	183,575
Ligand Pharmaceuticals	4,000	49,132	41,000
SUB-TOTAL		161,658	347,262
Metal Ores (1.7%)
Cyprus Amax Minerals	3,800	76,218	47,737
Oil & Gas (6.7%)
Atlantic Richfield	900	51,620	75,319
Noble Drilling	2,000	14,212	36,250
Williams Companies	1,500	44,715	77,718
SUB-TOTAL		110,547	189,287
Publishing (1.9%)
John Wiley & Sons, Class A	1,200	47,112	51,825
Retail (9.5%)
Albertson’s	1,200	26,255	64,200
Kroger	1,000	46,461	58,563
Saks	1,500	43,683	41,437
Whole Foods Market	2,500	74,348	103,750
SUB-TOTAL		190,747	267,950
Transportation (4.7%)
Airborne Freight	2,500	27,082	64,688
Halter Marine Group	5,834	54,239	43,026
Trinity Industries	800	22,658	24,950
SUB-TOTAL		103,979	132,664
Total Investments (90.3%)		$1,189,882	$2,538,790
Other Assets (net of liabilities) (9.7%)			270,934
Total Net Assets (100%)			$2,809,724

Sextant Growth Fund (graphic omitted)	(graphic omitted) 1999 Semi-Annual Report
Financial Highlights
Selected data per share of capital stock outstanding throughout the period:
	Six months ended	For year ended November 30,
	May 31, 1999	1998	1997	1996	1995	1994
Net asset value at beginning of period	$9.29	$9.58	$7.92	$7.42	$5.82	$6.38
Income from investment operations
Net investment income	(0.02)	0.02	0.01	0.00	(0.03)	(0.03)
Net gains or losses on securities
(both realized and unrealized)	3.97	(0.09)	2.41	0.50	1.82	(0.53)
Total from investment operations	3.95	(0.07)	2.40	0.50	1.79	(0.56)
Less distributions
Dividends (from net investment income)	0.00	(0.02)	(0.01)	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.20)	(0.73)	0.00	(0.19)	0.00
Total distributions	0.00	(0.22)	(0.74)	0.00	(0.19)	0.00
Net asset value at end of period	$13.24	$9.29	$9.58	$7.92	$7.42	$5.82
Total Return	42.52%	-0.97%	30.30%	6.74%	30.76%	8.78%

Ratios / supplemental data
Net assets ($000), end of period	$2,809	$2,139	$2,188	$1,616	$1,137	$1,010
Ratio of expenses to average net assets†	0.53%	0.66%	1.04%	0.95%	1.63%	1.50%
Ratio of net investment income to average net assets†	-0.19%	0.19%	-0.12%	0.01%	0.45%	0.43%
Portfolio turnover rate	11%	41%	25%	32%	40%	12%
† For 1995, a portion of the operating expenses were waived. If these costs had not been waived, the resulting increase to expenses per share would be $.01. The increase to the ratio of expenses to average net assets would have been 0.18%.

(graphic omitted)

Additional Performance Information

Average Annual Returns (as of 6/30/99)
	1 year	5 years	10 years
Sextant Growth Fund	48.50%	20.41%~	12.95%~
Sextant International Fund	-1.96%	11.9%*	NA
Sextant Short-Term Bond Fund	4.75%	5.27%*	NA
Sextant Bond Income Fund	0.46%	6.15%~	4.91%**
* since inception, 9/28/95 **since inception, 3/1/93 ~ fund changed investment objectives & policies on 9/28/95; results prior to that date may not be meaningful

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. Morningstar ratings reflect historic risk-adjusted performance, taking into account fees and other sales charges, and may change monthly.

1999 Semi-Annual Report (graphic omitted)	Sextant Growth Fund (graphic omitted)
Statement of Assets and Liabilities
As of May 31, 1999
Assets
Investments (cost $1,189,882)	$2,538,790
Cash	270,458
Dividends receivable	641
Insurance reserve premium	1,214
Total Assets		$2,811,103
Liabilities
Other Liabilities	1,379
Total Liabilities		1,379
Net Assets		$2,809,724
Fund shares outstanding		212,295
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	1,312,029
Undistributed net investment income	(17,936)
Accumulated net realized gain on investments	166,723
Unrealized net appreciation on investments	1,348,908
Net Assets applicable to Fund shares outstanding		$2,809,724
Net Asset Value, Offering and Redemption price per share		$13.24

Statement of Operations

For the six months ended May 31, 1999
Investment income
Dividend income	$8,718
Gross investment income		$8,718
Expenses
Investment adviser and administrtion fee	9,527
Professional fees	1,987
Printing and postage	770
Filing and registration fees	570
Other expenses	580
Total gross expenses		13,434
Net investment income		(4,716)
Net realized gain on investments
Proceeds from sales	558,690
Less cost of securities sold based on identified cost	391,876
Realized net gain (loss)		166,814
Unrealized gain on investments
End of period	1,348,908
Beggining of period	646,186
Increase in unrealized gain for the period		702,222
Net realized and unrealized gain on investments		869,536

Net increase in net assets resulting from operations		$864,820

Sextant Growth Fund (graphic omitted)	(graphic omitted) 1999 Semi-Annual Report
Statement of Changes in Net Assets

	Six months ended May 31, 1999	Year Ended Nov.30, 1998
INCREASE IN NET ASSETS
From Operations
Net investment income	$(4,716)	$3,965
Net realized gain on investments	166,814	40,091
Net increase in unrealized appreciation	702,722	(67,844)
Net increase (decrease) in net assets from operations	864,820	(23,788)
Dividends to Shareoweners from
Net investment income	0	(4,281)
Capital gains distributions	0	(40,111)
	0	(44,392)
Fund Share Transactions
Proceeds from sales of shares	71,489	295,175
Value of shares issued in reinvestment of dividends	0	44,024
	71,489	339,199
Cost of shares redeemed	(266,021)	(319,950)
Net increase in net assets from share transactions	(194,532)	19,249
Total increase (decrease)in net assets	670,288	(48,931)
NET ASSETS
Beginning of period	2,139,436	2,188,367
End of period	$2,809,724	$2,139,436
Shares of the Fund Sold and Redeemed
Number of shares sold	6,689	30,923
Number of shares issued in reinvestment of dividends	0	4,739
	6,689	35,662
Number of shares redeemed	(24,429)	(33,801)
Net increase (decrease) in Number of Shares Outstanding	(17,740)	1,861

1999 Semi-Annual Report (graphic omitted)	Sextant International Fund (graphic omitted)
Investments

Issue	Number of Shares	Cost	Market Value	Country
Common Stocks
Banking and Financial (17.7%)
Australia & New Zealand Bank ADR	500	$10,875	$18,313	Australia
Aegon ADR	612	11,513	49,649	Netherlands
AXA ADS	300	16,116	17,550	France
Banco Bilbao Vizcaya ADS	1,800	7,752	26,213	Spain
ING Groep ADS	406	18,257	21,772	Netherlands
Toronto Dominion Bank	700	18,159	37,100	Canada
SUB-TOTAL		82,672	170,597
Building Materials (5.1%)
C R H ADR	1500	15,661	26,625	Ireland
Hanson ADR	500	12,090	22,656	United Kingdom
SUB-TOTAL		27,751	49,281
Chemicals (2.5%)
Rhone-Poulenc ADR	508	15,859	23,812	France
Computers (7.3%)
Business Objects ADS	2,000	19,570	57,500	France
Dassault Systems ADR	400	13,875	13,000	France
SUB-TOTAL		33,445	70,500
Consumer Products (4.2%)
Coca Cola FEMSA ADS	1,500	9,750	27,094	Mexico
Gucci Group NV	200	10,925	13,225	Italy
SUB-TOTAL		20,675	40,319
Closed-end Country Funds (2.5%)
Austria Fund	1,000	7,923	9,750	Austria
Irish Investment Fund	900	10,238	14,737	Ireland
SUB-TOTAL		18,161	24,487
Electrical Equipment (1.4%)
ABB AB ADR	1000	10,000	13,688	Sweden
Medical-Drugs (2.3%)
Glaxo Wellcome ADR	400	9,800	22,500	United Kingdom
Metals & Mining (3.0%)
Potash Corp of Saskatchewan	300	21,164	16,313	Canada
Rio Tinto ADS	200	11,375	11,725	United Kingdom
SUB-TOTAL		32,539	28,038
Oil & Gas Production (7.6%)
Petroleum Geo-Services	1,000	10,979	16,125	Norway
Total ADR	307	8,813	18,669	France
YPF ADS	900	21,274	37,912	Argentina
SUB-TOTAL		41,066	72,706

Sextant International Fund (graphic omitted)	(graphic omitted) 1999 Semi-Annual Report
Investments (continued)

Issue	Number of Shares	Cost	Market Value	Country
Paper Products (1.6%)
Fletcher Challenge Forests ADS	2,024	15,778	10,247	New Zealand
Fletcher Challenge Paper ADR	600	12,623	5,250	New Zealand
SUB-TOTAL		28,401	15,497
Photographic Equipment (4.1%)
Canon ADR	1,000	23,427	25,125	Japan
Fuji Photo Film ADR	400	10,050	14,400	Japan
SUB-TOTAL		33,477	39,525
Real Estate (2.5%)
Intrawest	1,500	26,218	23,906	Canada
Telecommunications (16.1%)
BCE	900	15,830	41,456	Canada
British Sky Broadcasting ADS	300	11,063	16,950	United Kingdom
Cable & Wireless ADS	600	13,021	22,950	Hong Kong
Gilat Satellite Networks	300	12,353	15,825	Israel
PT Indosat ADR	1,000	20,952	19,812	Indonesia
Tele Celular Sul Participacoes ADR	30	693	564	Brazil
Tele Centro Sul Participacoes ADR	60	1,387	3,240	Brazil
Tele Centro Oeste Celular Part. ADR	100	2,311	350	Brazil
Tele Norte Leste Participacoes ADR	300	6,933	4,912	Brazil
Tele Sudeste Celular Part. ADR	60	1,387	1,463	Brazil
Telefonica ADS	127	5,125	18,608	Spain
Telesp Participacoes ADR	300	6,933	6,562	Brazil
Telesp Celular Participacoes ADR	120	5,546	2,798	Brazil
SUB-TOTAL		103,534	155,490
Transportation (8.1%)
British Airways ADS	150	10,931	10,875	United Kingdom
DaimlerChrysler	251	16,406	21,947	Germany
Desc ADR	700	19,649	15,663	Mexico
KLM Royal Dutch Airlines	1,017	35,548	29,493	Netherlands
SUB-TOTAL		82,534	77,978
Utilities-Electric (1.6%)
Enersis ADR	800	19,414	15,700	Chile
Utilities-Gas (1.4%)
Transport de Gas del Sur ADR	1,500	18,807	13,312	Argentina
Total Investments (89%)		$604,353	857,336
Other Assets (net of liabilities) (11%)			105,778
Total Net Assets (100%)			$963,114

1999 Semi-Annual Report (graphic omitted)	Sextant International Fund (graphic omitted)
Financial Highlights

Selected data per share of capital stock outstanding throughout the period:					Sept. 28, 1995 (Inception) to Nov. 30, '95*
	Six months ended	For year ended November 30,
	May 31, 1999	1998	1997	1996	1995
Net asset value at beginning of period	$6.81	$6.61	$5.87	$4.99	$5.00
Income from investment operations
Net investment income	0.05	0.04	0.06	0.03	(0.02)
Net gains or losses on securities
(both realized and unrealized)	0.41	0.20	0.74	0.88	0.01
Total from investment operations	0.46	0.24	0.80	0.91	(0.01)
Less distributions
Dividends (from net investment income)	0.00	(0.04)	(0.06)	(0.03)	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.04)	(0.06)	(0.03)	0.00
Net asset value at end of period	$7.27	$6.81	$6.61	$5.87	$4.99
Total Return	6.75%	3.57%	13.58%	18.16%	(0.20)%

Ratios / supplemental data
Net assets ($000), end of period	$963	$881	$881	$695	$328
Ratio of expenses to average net assets†	0.46%	1.16%	1.51%	1.80%	0.49%
Ratio of net investment income to average net assets†	0.60%	0.54%	0.93%	0.60%	0.38%
Portfolio turnover rate	0%	18%	9%	11%	12%
† For the 1996 year and the period ended Nov. 1995, all or a portion of the operating expenses were waived.
If costs had not been have waived and directly assumed, the resulting increase to expenses per share in these periods would have been $.03 and $.01, respectively. The increase to the ratio of expenses to
average monthly net assets would be .50% and .21%, respectively.					* not annualized

Sextant International Fund (graphic omitted)	1999 Semi-Annual Report (graphic omitted)
Statement of Assets and Liabilities
As of May 31, 1999
Assets
Common stock investments (cost $604,353)	$857,336
Cash	105,314
Dividends receivable	1,424
Total Assets		$964,074
Liabilities
Payable to affiliate	960
Total Liabilities		960
Net Assets		$963,114
Fund shares outstanding		132,444
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	699,278
Accumulated net realized gain on investments	6,535
Undistributed net investment income	4,318
Unrealized net appreciation on investments	252,983
Net Assets applicable to Fund shares outstanding		$963,114
Net Asset Value, Offering and Redemption price per share		$7.27

Statement of Operations

For the six months ended May 31, 1999
Investment income
Dividends (net of foreign tax)	$8,928
Net investment income		$8,928
Expenses
Investment adviser and administrtion fee	1,499
Professional fees	798
Filing and registration fees	438
Printing and postage	381
Other expenses	189
Total gross expenses		3,315
Net investment income		5,613
Net realized gain on investments
Proceeds from sales	80,168
Less cost of securities sold based on identified cost	64,939
Realized net gain (loss)		15,229
Unrealized gain (loss) on investments
End of period	252,938
Beggining of period	217,730
Increase in unrealized gain for the period		35,253
Net realized and unrealized gain on investments		50,482

Net increase in net assets resulting from operations		$56,095

(graphic omitted) 1999 Semi-Annual Report	Sextant International Fund (graphic omitted)
Statement of Changes in Net Assets
	Six months ended May 31, 1999	Year Ended Nov.30, 1998
INCREASE IN NET ASSETS
From Operations
Net investment income	$5,613	$5,019
Net realized gain (loss) on investments	15,229	5,159
Net increase in unrealized appreciation	35,253	27,852
Net increase in net assets from operations	56,095	38,030
Dividends to Shareoweners from
Net investment income	0	(5,174)
Capital gains distributions	0	0
	0	(5,174)
Fund Share Transactions
Proceeds from sales of shares	117,712	355,656
Value of shares issued in reinvestment of dividends	0	5,129
	117,712	360,785
Cost of shares redeemed	(91,443)	(394,045)
Net increase in net assets from share transactions	26,269	(33,260)
Total increase (decrease)in net assets	82,364	(404)
NET ASSETS
Beginning of period	880,750	881,154
End of period	$963,114	$880,750
Shares of the Fund Sold and Redeemed
Number of shares sold	16,161	50,080
Number of shares issued in reinvestment of dividends	0	753
	16,161	50,883
Number of shares redeemed	(13,180)	(54,754)
Net increase (decrease) in Number of Shares Outstanding	2,981	(3,921)

Notes to Financial Statements

(graphic omitted)

1999 Semi-Annual Report

NOTE 1 - Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Note 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Investments:

Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:

Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity. Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market discounts are recorded as realized gains upon disposition. Cash dividends from equity secu-

rities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:

The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net investment income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

1999 Semi-Annual Report

(graphic omitted)

Notes to Financial Statements

Note 3–Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct Trust business. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index. No performance adjustment is applicable during the first year any Agreement is in place. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 2000 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 1999, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $3,802 and $9,527, respectively. Sextant International Fund incurred advisory expenses of $1,499 and Sextant Short-Term Bond Fund incurred advisory expenses of $5,882.

In accordance with the expense waiver noted above, for the six months ended May 31, 1999, Saturna Capital waived $3,623 of the Sextant Short-Term Bond Fund advisory fee and $3,802 of that of Sextant Bond Income Fund.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,121 and $327, respectively in commissions at deep discount rates during the six months ended May 31, 1999.

(logo)

Saturna Capital
Mutual Funds

1300 No. State Street

Bellingham WA 98225-4370

1-800/SATURNA
(800/728-8762)

www.saturna.com

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust

SEXTANT
Mutual Funds

(graphic omitted)

SHORT-TERM BOND

BOND INCOME

GROWTH

INTERNATIONAL

SEMI-ANNUAL REPORT May 31, 1999